CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Cash and cash equivalents [abstract]
Deposits held at call	$ 139,264	$ 96,978
Short-term financial investments	69,730	27,728
Total	$ 208,994	$ 124,706	$ 133,526	$ 141,762